Balances and Transactions with Related Parties (Details) - Schedule of transactions with related parties - 12 months ended Dec. 31, 2021 ₪ in Thousands, $ in Thousands	ILS (₪)	USD ($)
2019 [Member]
Key management personnel:
Research and development	₪ 5,395
Marketing, general and administrative	3,653
2020 [Member]
Key management personnel:
Research and development	1,800
Marketing, general and administrative	5,100
2021 [Member]
Key management personnel:
Research and development	1,439
Marketing, general and administrative	13,052
2021 [Member] | USD [Member]
Key management personnel:
Research and development | $		$ 463
Marketing, general and administrative	₪ 4,197